UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of issuer:

UAM Funds Trust
211 Congress Street,
4th floor
Boston,
Massachusetts, 02110


2. The name of each series or class of
securities for which the Form is filed
(If the Form is being filed for all
series and classes of securities of the
issuer, check the box but do not list
series or classes ):
[  ]

Heitman Real Estate Portfolio

3. Investment Company
Act File Number:

811-8544

Securities Act File
Number:

33-79858


4(a). Last day of fiscal year for which this Form is filed:

December 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note:  If the Form is being filed late,
interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.






5. Calculation of registration fee:


(i) Aggregate  price of
securities sold during the
fiscal year:

$46,332,533


(ii) Aggregate  price of
securities redeemed or
Repurchased during the
fiscal year:

$105,267,672


(iii) Aggregate  price of
securities redeemed or
repurchased during any
prior fiscal year ending no
earlier than October 11,
1995 that were not previously
used to reduce registration
fees payable to the commission:

$0


(iv) Total available redemption
credits [add Items 5(ii) and
5(iii)]:

$105,267,672


(v) Net sales -- if Item 5(I) is
greater than Item 5(iv)
[subtract Item 5(iv) from Item
5(I)]:

$0


(vi) Redemption credits
available for use in future
years - if Item 5(i) is less
than Item 5(iv)[subtract
Item 5(iv) from  Item 5(i)]

$0


(vii) Multiplier for determining
registration fee (See
Instruction C.9):

0.000278


(viii) Registration fee due
[multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee
is due):

$0

6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount of securities that were
Registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recision of rule 24e-
2], then report the amount of Securities
(number of shares or other units) deducted
here:         .  If there is a number of
shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

$0



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[  ]  Wire Transfer
[  ]  Mail or
other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature
and Title)

*/s/Robert R. Flaherty

Robert R. Flaherty
Assistant Treasurer

Date:  March 25, 1999


*Please print the name and title of the signing officer below the signature.